Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2011
PACE Strategic Fixed Income Investments (Second Prospectus Summary) | PACE Strategic Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE Strategic Fixed Income Investments
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Total return consisting of income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 444%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	444.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
			[1]
Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to within two years (plus or minus) of the effective duration of the fund's benchmark index, Barclays Capital US Government/Credit
Index, which as of November 21, 2011 was 6.02 years. Duration is a measure of the fund's exposure to interest rate risk-a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

Under normal circumstances, the fund invests at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in investment grade fixed income securities. Such investments may include US government bonds, bonds that are backed by mortgages and other assets, bonds (including convertible bonds) of US and foreign private issuers, foreign government bonds (including bonds issued by supranational and quasi-governmental entities), foreign currency exchange-related securities, loan participations and assignments, repurchase agreements, municipals, structured notes, and money market instruments
(including commercial paper and certificates of deposit). There are different types of US government securities, including those issued or guaranteed by the
US government, its agencies and its instrumentalities, and they have different types of government support. Some are supported by the full faith and credit of the US, while others are supported by (1) the ability of the issuer to borrow from the US Treasury; (2) the credit of the issuing agency, instrumentality or government-sponsored entity; (3) pools of assets, such as mortgages; or (4) the
US government in some other way.

The fund also invests, to a limited extent, in bonds that are below investment grade. Securities rated below investment grade (or unrated bonds of equivalent quality) are commonly known as "junk bonds." The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may invest in preferred securities. The fund may use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisors for the fund, subject to approval of the fund's board. Pacific Investment Management Company LLC ("PIMCO") currently serves as the fund's investment advisor. PIMCO seeks to invest the fund's assets in those areas of the bond market that it considers undervalued, based on such factors as quality, sector, coupon and maturity. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed bonds and will also buy and sell securities to adjust the fund's average portfolio duration, credit quality, yield curve, sector and prepayment exposure, as appropriate.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates.

Prepayment risk: The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

Derivatives risk: The value of "derivatives"-so-called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity.
These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poor financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be (1)
subject to a greater risk of loss of principal and non-payment of interest
(including default by the issuer); (2) subject to greater price volatility; and
(3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed income securities.

Illiquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, such as Federal National Mortgage
Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie
Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Swap agreement risk: The fund may enter into credit, total return, equity, interest rate, index, currency and variance swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset.
In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

Portfolio turnover risk: The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance for the fund is available at
http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://globalam-us.ubs.com/corpweb/performance.do
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	PACE Strategic Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 - September 30, 2011: 8.08%
Best quarter during calendar years shown-3rd Q 2009: 8.81%
Worst quarter during calendar years shown-3rd Q 2008: (3.38)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index reflects no deduction for fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
PACE Strategic Fixed Income Investments (Second Prospectus Summary) | PACE Strategic Fixed Income Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-28
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - September 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown-3rd Q 2009:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown-3rd Q 2008:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.38%)
PACE Strategic Fixed Income Investments | Barclays Capital US Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital US Government/ Credit Index (Index reflects no deduction for fees, expenses or taxes.)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.83%
PACE Strategic Fixed Income Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	rr_MaximumAccountFeeOverAssets	2.00%
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	0.81%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	284
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	877
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,496
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,164
Annual Return 2001	rr_AnnualReturn2001	8.38%
Annual Return 2002	rr_AnnualReturn2002	10.11%
Annual Return 2003	rr_AnnualReturn2003	5.75%
Annual Return 2004	rr_AnnualReturn2004	4.93%
Annual Return 2005	rr_AnnualReturn2005	2.43%
Annual Return 2006	rr_AnnualReturn2006	3.80%
Annual Return 2007	rr_AnnualReturn2007	7.91%
Annual Return 2008	rr_AnnualReturn2008	1.73%
Annual Return 2009	rr_AnnualReturn2009	15.10%
Annual Return 2010	rr_AnnualReturn2010	11.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 1995
PACE Strategic Fixed Income Investments | Class P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 1995
PACE Strategic Fixed Income Investments | Class P | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 1995

[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 28, 2012 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.81%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.